SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2016
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information
SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The following condensed consolidating guarantor financial information is presented to comply with the requirements of Rule 3-10 of Regulation S-X.

In October 2015, Spinco (the Issuer) issued $720.0 million aggregate principal amount of the 2023 Notes and $500.0 million aggregate principal amount of the 2025 Notes (collectively, the Notes). The Issuer was formed on March 13, 2015 as a wholly owned subsidiary of TDCC and upon closing of the Acquisition became a 100% owned subsidiary of Olin (the Parent Guarantor). The Notes are fully and unconditionally guaranteed by the Parent Guarantor.

The following condensed consolidating financial information presents the condensed consolidating balance sheets as of June 30, 2016, December 31, 2015 and June 30, 2015, the related condensed consolidating statements of operations and comprehensive income for each of the three and six months ended June 30, 2016 and June 30, 2015, and the related statements of cash flows for the three and six months ended June 30, 2016 and June 30, 2015, of (a) the Parent Guarantor, (b) the Issuer, (c) the non-guarantor subsidiaries, (d) elimination entries necessary to consolidate the Parent Guarantor with the Issuer and the non-guarantor subsidiaries and (e) Olin on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting.

Immaterial adjustments have been made to the condensed consolidating balance sheets as of December 31, 2015, contained within the note entitled “Supplemental Guarantor Financial Information,” previously filed in Exhibit 99.1 to the Parent Guarantor’s Current Report on Form 8-K dated July 29, 2016, to correct certain prior period balances associated with intercompany receivables, intercompany payables and deferred taxes.

CONDENSED CONSOLIDATING BALANCE SHEETS
June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$23.2	$—	$43.4	$—	$66.6
Receivables, net	98.2	—	692.3	—	790.5
Intercompany receivables	—	22.3	1,712.1	(1,734.4)	—
Income taxes receivable	35.1	—	10.7	—	45.8
Inventories	175.2	—	461.0	—	636.2
Current deferred income taxes	(2.6)	—	2.6	—	—
Other current assets	146.1	—	5.4	(127.7)	23.8
Total current assets	475.2	22.3	2,927.5	(1,862.1)	1,562.9
Property, plant and equipment, net	494.7	—	3,298.6	—	3,793.3
Investment in subsidiaries	5,957.3	3,655.0	—	(9,612.3)	—
Deferred income taxes	21.1	—	85.9	—	107.0
Other assets	40.4	—	548.2	—	588.6
Long-term receivables—affiliates	—	2,544.1	—	(2,544.1)	—
Intangible assets, net	0.5	5.7	665.0	—	671.2
Goodwill	—	994.2	1,192.1	—	2,186.3
Total assets	$6,989.2	$7,221.3	$8,717.3	$(14,018.5)	$8,909.3

Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$68.1	—	$12.2	—	$80.3
Accounts payable	59.8	—	476.6	—	536.4
Intercompany payables	1,734.4	—	—	(1,734.4)	—
Income taxes payable	0.6	—	7.6	—	8.2
Accrued liabilities	133.4	—	287.9	(127.7)	293.6
Total current liabilities	1,996.3	—	784.3	(1,862.1)	918.5
Long-term debt	1,090.8	2,512.3	12.4	—	3,615.5
Accrued pension liability	164.1	—	452.6	—	616.7
Deferred income taxes	(147.7)	294.7	932.3	—	1,079.3
Long-term payables—affiliates	1,277.3	281.7	985.1	(2,544.1)	—
Other liabilities	277.4	—	70.9	—	348.3
Total liabilities	4,658.2	3,088.7	3,237.6	(4,406.2)	6,578.3
Commitments and contingencies
Shareholders' equity:
Common stock	165.2	—	15.1	(15.1)	165.2
Additional paid-in capital	2,240.3	4,125.7	4,756.4	(8,882.1)	2,240.3
Accumulated other comprehensive loss	(479.3)	—	(21.1)	21.1	(479.3)
Retained earnings	404.8	6.9	729.3	(736.2)	404.8
Total shareholders' equity	2,331.0	4,132.6	5,479.7	(9,612.3)	2,331.0
Total liabilities and shareholders' equity	$6,989.2	$7,221.3	$8,717.3	$(14,018.5)	$8,909.3

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	—	$272.6	—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	76.1	1,093.1	(1,169.2)	—
Income taxes receivable	27.3	—	5.7	(0.1)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)	—
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	572.5	81.1	2,577.3	(1,297.5)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	155.6	—	84.9	(144.6)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—

Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,185.8	$7,270.2	$8,378.9	$(13,546.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	—	$12.2	—	$205.0
Accounts payable	37.3	—	576.6	(5.7)	608.2
Intercompany payables	1,169.2	—	—	(1,169.2)	—
Income taxes payable	1.5	—	6.1	(2.7)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,628.6	—	816.2	(1,298.6)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	—	294.8	945.1	(144.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—
Other liabilities	273.7	—	61.1	1.2	336.0
Total liabilities	4,767.0	3,128.7	2,979.1	(4,004.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,185.8	$7,270.2	$8,378.9	$(13,546.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$203.4	—	$29.0	—	$232.4
Receivables, net	133.1	—	188.2	—	321.3
Intercompany receivables	—	—	684.4	(684.4)	—
Income taxes receivable	3.2	—	—	—	3.2
Inventories	155.1	—	66.5	—	221.6
Current deferred income taxes	38.2	—	11.5	—	49.7
Other current assets	116.9	—	1.8	(102.6)	16.1
Total current assets	649.9	—	981.4	(787.0)	844.3
Property, plant and equipment, net	505.8	—	411.8	—	917.6
Investment in subsidiaries	1,752.0	—	—	(1,752.0)	—
Deferred income taxes	72.3	—	—	(59.2)	13.1
Other assets	44.6	—	10.2	—	54.8
Intangible assets, net	0.5	—	115.7	—	116.2
Goodwill	—	—	747.1	—	747.1
Total assets	$3,025.1	—	$2,266.2	$(2,598.2)	$2,693.1
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$129.0	—	$12.2	—	$141.2
Accounts payable	59.5	—	89.6	(0.5)	148.6
Intercompany payables	684.4	0	—	(684.4)	—
Income taxes payable	11.1	—	—	—	11.1
Accrued liabilities	143.0	—	163.8	(101.4)	205.4
Total current liabilities	1,027.0	—	265.6	(786.3)	506.3
Long-term debt	498.2	—	24.7	—	522.9
Accrued pension liability	150.7	—	1.8	—	152.5
Deferred income taxes	—	—	158.7	(59.2)	99.5
Other liabilities	296.7	—	63.4	(0.7)	359.4
Total liabilities	1,972.6	—	514.2	(846.2)	1,640.6
Commitments and contingencies
Shareholders' equity:
Common stock	77.5	—	14.6	(14.6)	77.5
Additional paid-in capital	794.2	—	672.6	(672.6)	794.2
Accumulated other comprehensive loss	(434.3)	—	(19.0)	19.0	(434.3)
Retained earnings	615.1	—	1,083.8	(1,083.8)	615.1
Total shareholders' equity	1,052.5	—	1,752.0	(1,752.0)	1,052.5
Total liabilities and shareholders' equity	$3,025.1	—	$2,266.2	$(2,598.2)	$2,693.1

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$650.5	—	$2,296.0	$(234.3)	$2,712.2
Operating expenses:
Cost of goods sold	560.7	—	2,085.9	(234.3)	2,412.3
Selling and administration	72.8	—	94.6	—	167.4
Restructuring charges	0.6	—	100.4	—	101.0
Acquisition-related costs	25.3	—	1.2	—	26.5
Other operating (expense) income	(1.1)	—	11.8	—	10.7
Operating (loss) income	(10.0)	—	25.7	—	15.7
Earnings of non-consolidated affiliates	0.6	—	—	—	0.6
Equity (loss) income in subsidiaries	(21.2)	59.3	—	(38.1)	—
Interest expense	21.0	76.0	1.9	(2.8)	96.1
Interest income	1.5	—	2.1	(2.8)	0.8
Income (loss) before taxes	(50.1)	(16.7)	25.9	(38.1)	(79.0)
Income tax (benefit) provision	(11.2)	(28.2)	(0.7)	—	(40.1)
Net (loss) income	$(38.9)	$11.5	$26.6	$(38.1)	$(38.9)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$329.8	—	$1,154.7	$(120.5)	$1,364.0
Operating expenses:
Cost of goods sold	285.4	—	1,072.0	(120.5)	1,236.9
Selling and administration	36.0	—	43.3	—	79.3
Restructuring charges	0.3	—	7.9	—	8.2
Acquisition-related costs	15.1	—	1.2	—	16.3
Other operating (expense) income	(0.6)	—	0.4	—	(0.2)
Operating (loss) income	(7.6)	—	30.7	—	23.1
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	7.6	15.7	—	(23.3)	—
Interest expense	10.3	37.8	0.9	(1.4)	47.6
Interest income	0.7	—	1.2	(1.4)	0.5
Income (loss) before taxes	(9.2)	(22.1)	31.0	(23.3)	(23.6)
Income tax (benefit) provision	(8.2)	(14.9)	0.5	—	(22.6)
Net (loss) income	$(1.0)	$(7.2)	$30.5	$(23.3)	$(1.0)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$656.9	—	$604.0	$(207.5)	$1,053.4
Operating expenses:
Cost of goods sold	567.0	—	519.2	(207.5)	878.7
Selling and administration	58.6	—	28.3	—	86.9
Restructuring charges	0.3	—	1.6	—	1.9
Acquisition-related costs	20.9	—	—	—	20.9
Other operating (expense) income	(1.2)	—	43.4	—	42.2
Operating income	8.9	—	98.3	—	107.2
Earnings of non-consolidated affiliates	0.8	—	—	—	0.8
Equity income (loss) in subsidiaries	61.4	—	—	(61.4)	—
Interest expense	26.3	—	1.7	(2.7)	25.3
Interest income	1.7	—	1.6	(2.7)	0.6
Income (loss) before taxes	46.5	—	98.2	(61.4)	83.3
Income tax (benefit) provision	(8.9)	—	36.8	—	27.9
Net income (loss)	$55.4	—	$61.4	$(61.4)	$55.4

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$333.8	—	$314.6	$(113.0)	$535.4
Operating expenses:
Cost of goods sold	292.3	—	266.2	(113.0)	445.5
Selling and administration	23.3	—	16.6	—	39.9
Restructuring charges	0.3	—	0.4	—	0.7
Acquisition-related costs	10.5	—	—	—	10.5
Other operating (expense) income	(0.6)	—	43.0	—	42.4
Operating income	6.8	—	74.4	—	81.2
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	46.3	—	—	(46.3)	—
Interest expense	18.4	—	1.2	(1.4)	18.2
Interest income	0.9	—	0.8	(1.4)	0.3
Income (loss) before taxes	36.0	—	74.0	(46.3)	63.7
Income tax (benefit) provision	(6.3)	—	27.7	—	21.4
Net income (loss)	$42.3	—	$46.3	$(46.3)	$42.3

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$(38.9)	$11.5	$26.6	$(38.1)	$(38.9)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net	—	—	4.7	—	4.7
Unrealized gains on derivative contracts, net	1.2	—	—	—	1.2
Amortization of prior service costs and actuarial losses, net	6.7	—	0.6	—	7.3
Total other comprehensive income, net of tax	7.9	—	5.3	—	13.2
Comprehensive (loss) income	$(31.0)	$11.5	$31.9	$(38.1)	$(25.7)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$(1.0)	$(7.2)	$30.5	$(23.3)	$(1.0)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	—	—	(10.8)	—	(10.8)
Unrealized losses on derivative contracts, net	(1.8)	—	—	—	(1.8)
Amortization of prior service costs and actuarial losses, net	3.4	—	0.1	—	3.5
Total other comprehensive income (loss), net of tax	1.6	—	(10.7)	—	(9.1)
Comprehensive income (loss)	$0.6	$(7.2)	$19.8	$(23.3)	$(10.1)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$55.4	$—	$61.4	$(61.4)	$55.4
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	—	—	(1.1)	—	(1.1)
Unrealized losses on derivative contracts, net	(0.5)	—	—	—	(0.5)
Amortization of prior service costs and actuarial losses, net	9.7	—	0.7	—	10.4
Total other comprehensive income (loss), net of tax	9.2	—	(0.4)	—	8.8
Comprehensive income (loss)	$64.6	$—	$61.0	$(61.4)	$64.2

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$42.3	$—	$46.3	$(46.3)	$42.3
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net	—	—	0.3	—	0.3
Unrealized losses on derivative contracts, net	(0.2)	—	—	—	(0.2)
Amortization of prior service costs and actuarial losses, net	5.0	—	0.3	—	5.3
Total other comprehensive income, net of tax	4.8	—	0.6	—	5.4
Comprehensive income (loss)	$47.1	$—	$46.9	$(46.3)	$47.7

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Six Months Ended June 30, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$305.4	—	$(119.2)	—	$186.2
Investing Activities
Capital expenditures	(26.8)	—	(110.6)	—	(137.4)
Business acquired in purchase transaction, net of cash acquired	(69.5)	—	—	—	(69.5)
Payments under long-term supply contract	—	—	(85.0)	—	(85.0)
Proceeds from disposition of property, plant and equipment	0.2	—	0.2	—	0.4
Proceeds from disposition of affiliated companies	4.4	—	—	—	4.4
Net investing activities	(91.7)	—	(195.4)	—	(287.1)
Financing Activities
Long-term debt repayments	(125.2)	(33.8)	—	—	(159.0)
Stock options exercised	0.2	—	—	—	0.2
Dividends paid	(66.1)	—	—	—	(66.1)
Intercompany financing activities	(118.8)	33.8	85.0	—	—
Net financing activities	(309.9)	—	85.0	—	(224.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.4	—	0.4
Net decrease in cash and cash equivalents	(96.2)	—	(229.2)	—	(325.4)
Cash and cash equivalents, beginning of year	119.4	—	272.6	—	392.0
Cash and cash equivalents, end of year	$23.2	—	$43.4	—	$66.6

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Six Months Ended June 30, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$47.0	—	$1.1	—	$48.1
Investing Activities
Capital expenditures	(38.2)	—	(12.9)	—	(51.1)
Proceeds from disposition of property, plant and equipment	0.2	—	24.5	—	24.7
Proceeds from disposition of affiliated companies	4.4	—	—	—	4.4
Other investing activities	—	—	(1.1)	—	(1.1)
Net investing activities	(33.6)	—	10.5	—	(23.1)
Financing Activities
Long-term debt repayments	(2.1)	—	—	—	(2.1)
Stock options exercised	2.1	—	—	—	2.1
Excess tax benefits from stock-based compensation	0.3	—	—	—	0.3
Dividends paid	(31.0)	—	—	—	(31.0)
Debt and equity issuance costs	(18.7)	—	—	—	(18.7)
Net financing activities	(49.4)	—	—	—	(49.4)
Net (decrease) increase in cash and cash equivalents	(36.0)	—	11.6	—	(24.4)
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$203.4	—	$29.0	—	$232.4